Segment information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Revenues	$ 2,088	$ 3,169	$ 4,335
Depreciation and amortization	798	810	779	[1]
Operating Income - net income [Abstract]
Operating income	(728)	1,026	1,019
Unallocated items:
Total financial items and other	(2,308)	(982)	(1,446)
(Loss)/income before income taxes	(3,036)	44	(427)
Book value on disposal	13,464	15,807
Assets held for sale	126	128
Investments in Associated companies	1,473	2,168
Marketable securities	124	110
Cash and restricted cash	1,359	1,443
Other assets	1,436	2,010
Total assets	17,982	21,666
Capital expenditures - fixed assets	150	227	1,045
Floaters
Segment Reporting Information [Line Items]
Revenues	1,387	2,212	2,906
Depreciation and amortization	601	600	570
Operating Income - net income [Abstract]
Operating income	(622)	759	340
Unallocated items:
Book value on disposal	9,956	11,751
Capital expenditures - fixed assets	128	192	950
Jack-up rigs
Segment Reporting Information [Line Items]
Revenues	617	865	1,293
Depreciation and amortization	197	210	208
Operating Income - net income [Abstract]
Operating income	(112)	267	664
Unallocated items:
Book value on disposal	3,508	4,056
Capital expenditures - fixed assets	22	35	95
Other
Segment Reporting Information [Line Items]
Revenues	84	92	136
Depreciation and amortization	0	0	1
Operating Income - net income [Abstract]
Operating income	$ 6	$ 0	$ 15

[1]	Text selection found with no content.